Note 18 - Income Taxes	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
18
- Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018

Canada	19,557	16,715	17,964
United States	19,962	11,077	6,203
Other countries	8,516	11,718	10,581
	48,035	39,510	34,748

Income tax expense is incurred in the following jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Current income tax expense
Canada	1,020	3,037	1,243
United States	3,496	1,298	494
Other countries	779	1,707	4,835
	5,295	6,042	6,572
Deferred income tax expense (recovery)
Canada	5,008	2,531	2,051
United States	1,390	67	1,876
Other countries	(655)	(407)	(2,630)
	5,743	2,191	1,297
	11,038	8,233	7,869

Income tax expense for
2020,
2019
and
2018
was
23%,
21%
and
23%
of income before income taxes, respectively, with current income tax expense being
11%,
15%
and
19%
of income before income taxes, respectively.

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). Although the legislative changes contained in the Tax Act are extensive and the interpretation of several aspects of the Tax Act are still unclear, we recorded an income tax benefit of
$0.7
million in
2018
to reflect the reduced U.S. tax rate from
35%
to
21%
and other effects of the Tax Act. There was
no
material adjustment to income tax expense in
2019
or
2020
related to the Tax Act.

Current income tax expense decreased in
2020
compared to
2019
primarily due to utilization of tax attributes acquired in
2020.

Current income tax expense decreased in
2019
compared to
2018
primarily due to benefits recorded in
2019
from the completion of certain prior year tax audits partially offset by higher current income tax expense as a result of the higher pre-tax income generated in
2019.

Deferred income tax expense increased in
2020
compared to
2019
primarily due to utilization of tax attributes acquired in
2020.

Deferred income tax expense increased in
2019
compared to
2018
primarily due to the adoption of Accounting Standards Update
2016
-
16
during
2019.

The components of the deferred income tax assets and liabilities are as follows:

	January 31,	January 31,
	2020	2019
Assets
Accrued liabilities not currently deductible	14,838	11,483
Accumulated net operating losses	10,579	11,081
Difference between tax and accounting basis of property and equipment	33,929	–
Research and development and other tax credits and expenses	756	911
Total deferred income tax assets	60,102	23,475
Liabilities
Difference between tax and accounting basis of intangible assets	(41,381)	(23,974)
Difference between tax and accounting basis of property and equipment	–	(909)
Other temporary differences	(1,716)	(574)
Total deferred income tax liabilities	(43,097)	(25,457)
Net deferred income taxes	17,005	(1,982)
Valuation allowance	(10,470)	(9,927)
Net deferred income taxes, net of valuation allowance	6,535	(11,909)

As at
January 31, 2020,
we have
not
accrued for foreign withholding taxes and Canadian income taxes applicable to approximately
$381.3
million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no
longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Income before income taxes	48,033	39,510	34,748

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	12,729	10,470	9,207
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(673)	(133)	(1,870)
Effect of differences between Canadian and foreign tax rates	(274)	(172)	595
Effect of rate changes on current year timing differences	(609)	(245)	(571)
Adjustments relating to previous periods	94	(973)	(152)
Increase (decrease) in accruals for uncertain tax positions	(1,042)	(515)	1,954
Valuation allowance	692	(344)	(1,564)
Stock based compensation	352	231	(135)
Deferred tax charges	–	–	179
Other, including foreign exchange	(231)	(86)	226
Income tax expense	11,038	8,233	7,869

We have income tax loss carry forwards which expire as follows:

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2021	–	–	–	585	585
2022	–	245	–	264	509
2023	–	253	651	46	950
2024	–	245	126	171	542
2025	–	245	–	–	245
Thereafter	1,609	5,026	42,865	3,070	52,570
	1,609	6,014	43,642	4,136	55,401

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:
	January 31,	January 31,
	2020	2019
Liability, beginning of year	7,824	8,977
Gross increases – current period	139	493
Lapsing due to statutes of limitations	(1,313)	(1,646)
Liability, end of year	6,650	7,824

We have identified accruals of
$6.7
million with respect to uncertain tax positions as at
January 31, 2020.
It is possible that these accruals for uncertain tax positions will not
be required in which case up to
$6.5
million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that
$0.3
million of the uncertain tax positions could decrease tax expense in the next
12
months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at
January 31, 2020
and
January 31, 2019,
the unrecognized tax positions have resulted in
no
material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no
longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2016 and prior
Canada	2018 and prior
United Kingdom	2016 and prior
Sweden	2013 and prior
Norway	2018 and prior
Netherlands	2014 and prior
Belgium	2015 and prior